Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2011
Pledged Assets (Tables) [Abstract]
Assets pledged as collateral for long term debt and guarantees for debt

		Thousands of
	Millions of yen	U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,574	31,012

Total	¥2,576	$31,036

		Thousands of
	Millions of yen	U.S. dollars
Guarantees for debt	¥2,576	$31,036

Total	¥2,576	$31,036